Note 4 -Business Segments, Sales of Products and Significant Customers - Summary of Trade Accounts Receivable (Details) - Trade Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	48.70%	46.10%	22.20%
Customer B [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	41.30%	16.80%	3.30%
Customer E [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	5.20%	28.20%	0.00%
Customer G [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	0.40%	7.20%	24.20%
Customer K [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	0.00%	0.00%	34.80%